Monetta Young Investor Growth Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 50.9%	Shares	Value
SPDR S&P 500 Trust(a)	26,000	$13,599,820
Vanguard S&P 500	13,500	6,489,450
TOTAL EXCHANGE TRADED FUNDS (Cost $6,926,118)		20,089,270

COMMON STOCKS - 48.6%	Shares	Value
Consumer Cyclical - 4.1%
Leisure Service - 2.9%
DraftKings, Inc. - Class A(b)	6,000	272,460
Netflix, Inc.(b)	1,400	850,262
		1,122,722
Media-Radio/TV - 1.2%
Walt Disney Co.	4,000	489,440
Total Consumer Cyclical		1,612,162

Financial - 10.4%
Bank-Money Center - 6.6%
JPMorgan Chase & Co.	13,000	2,603,900
		$–
Brokerage & Investment Management - 0.5%
Charles Schwab Corp.	2,800	202,552
		$–
Finance-Miscellaneous - 3.3%
MasterCard, Inc. - Class A	2,700	1,300,239
Total Financial		4,106,691

Healthcare - 0.5%
Healthcare-Patient Care - 0.5%
UnitedHealth Group, Inc.	400	197,880
Total Healthcare		197,880

Retail - 11.9%
Retail-Major Chain - 2.8%
Costco Wholesale Corp.	1,500	1,098,945
		$–
Retail-Specialty - 9.1%
Amazon.com, Inc.(b)	20,000	3,607,600
Total Retail		4,706,545

Technology - 21.1%
Computer Data Storage - 4.8%
Apple, Inc.	11,000	1,886,280
		$–
Computer-Software - 5.3%
Microsoft Corp.	5,000	2,103,600
		$–
Electronic-Semiconductor - 2.5%
Advanced Micro Devices, Inc.(b)	3,000	541,470
NVIDIA Corp.	500	451,780
		993,250
Internet - 8.5%
Alphabet, Inc. - Class C(b)	20,000	3,045,200
Meta Platforms, Inc. - Class A	600	291,348
		3,336,548
Total Technology		8,319,678

Transportation - 0.6%
Airlines - 0.6%
Delta Air Lines, Inc.	5,000	239,350
Total Transportation		239,350
TOTAL COMMON STOCKS (Cost $4,451,720)		19,182,306

MONEY MARKET FUNDS - 1.3%
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 5.23%(c)	525,916	525,916

TOTAL MONEY MARKET FUNDS (Cost $525,916)		525,916

TOTAL INVESTMENTS - 100.8% (Cost $11,903,754)		39,797,492
Liabilities in Excess of Other Assets - (0.8)%		(309,469)
TOTAL NET ASSETS - 100.0%		$39,488,023

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at https://www.sec.gov/ .

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024. Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2024, the Fund’s investments in securities were classified as follows:

Monetta Young Investor Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	20,089,270	–	–	20,089,270
Common Stocks	19,182,306	–	–	19,182,306
Money Market Funds	525,916	–	–	525,916
Total Assets	39,797,492	–	–	39,797,492

For the period ended March 31, 2024, there were no transfers into or out of Level 3 securities. Refer to the Schedule of Investments for industry classifications.